CONDENSED INTERIM CONSOLIDATED BALANCE SHEETS (Parenthetical) $ in Thousands	Jun. 30, 2016 USD ($) shares	Dec. 31, 2015 USD ($) shares
Statement of Financial Position [Abstract]
Trade receivables, allowance for doubtful accounts | $	$ 10	$ 10
Ordinary shares, shares authorized	75,000,000	30,000,000
Ordinary shares, shares issued	32,920,241	15,898,965
Ordinary shares, shares outstanding	32,920,241	15,898,965